INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 12 – INCOME TAXES

Components of income (loss) before taxes:

	Year Ended December 31,
(in thousands)	2021	2020
U.S. operations	$(2,086)	$(4,451)
Foreign operations	1,643	874
Total income (loss) before taxes	$(443)	$(3,577)

Income tax expense (benefit) consists of:

	Year Ended December 31,
(in thousands)	2021	2020
Current tax expense (benefit)
U.S. federal	$0	$0
State	(2)	(2)
Foreign	114	389
	112	387
Deferred tax expense (benefit) – U.S. federal	-	-
Total income tax expense (benefit)	$112	$387

A reconciliation of our effective income tax and the U.S. federal tax rate is as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Statutory tax	$(93)	$(751)
State and foreign income tax, net of federal income tax benefit	(254)	151
Valuation allowance for deferred tax assets	454	1,513
Foreign sourced deemed dividend income	341	(394)
Stock based compensation	(325)	(136)
Other	(11)	4
Total income tax expense (benefit)	$112	$387

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets are presented below:

	Year Ended December 31,
	2021	2020
(in thousands)
Deferred income tax assets:
Allowance for doubtful accounts	$13	$10
Inventory and product return reserves	484	573
Compensation accruals	2,421	1,973
Accrued liabilities	202	179
Book-over-tax depreciation and amortization	23	91
Foreign net operating loss carryforwards	22	53
U.S. net operating loss carryforwards	3,301	3,739
U.S. credit carryforwards	1,440	2,345
	7,906	8,963

Valuation Allowance	(7,906)	(8,963)
Total Deferred Income Tax Assets	$-	$-

The valuation allowance for deferred tax assets decreased $1,057,000 and increased $1,422,000 during the years ended December 31, 2021 and 2020, respectively. The net deferred tax assets have a full valuation allowance provided due to uncertainty regarding our ability to utilize such assets in future years. This full valuation allowance evaluation is based upon our volatile history of losses and the cyclical nature of our industry and capital spending. Credit carryforwards consist primarily of research and experimental and foreign tax credits. We intend to continue to reinvest foreign earnings of our operating subsidiaries.

U.S. net operating loss carryforwards are $15.7 million at December 31, 2021 with expiration years from 2023 to 2034. Utilization of net operating loss and credit carryforwards is subject to certain limitations under Section 382 of the Internal Revenue Code of 1986, as amended.

The gross changes in uncertain tax positions resulting in unrecognized tax benefits are presented below:

	Year Ended December 31,
	2021	2020
(in thousands)
Unrecognized tax benefits, opening balance	$365	$348
Prior period tax position increases	-	-
Additions based on tax positions related to current year	27	17
Unrecognized tax benefits, ending balance	$392	$365

Historically, we have incurred minimal interest expense and no penalties associated with tax matters. We have adopted a policy whereby amounts related to penalties associated with tax matters are classified as general and administrative expense when incurred and amounts related to interest associated with tax matters are classified as interest income or interest expense.

Tax years that remain open for examination include 2018, 2019, 2020 and 2021 in the United States of America. In addition, various tax years from 2002 to 2014 may be subject to examination in the event that we utilize the net operating losses and credit carryforwards from those years in our current or future year tax returns.